Leases, Lease Arrangements as Lessor (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) Vessel
Future Minimum Time-charter Receipts [Abstract]
2024	$ 74,078
2025	70,229
2026	60,782
2027	36,304
2028 and thereafter	81,173
Total	$ 322,566
Estimated off-hire time	20 days
Cargill International SA [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	1
Central Tankers Chartering Inc [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	1
Clearlake Shipping Pte Ltd [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	2
Trafigura Maritime Logistics Pte Ltd. [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	4